Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balances at Dec. 31, 2016	$ 5,326	$ 46,788	$ 69,117	$ (991)	$ (15,712)	$ 104,528
Net income			7,509			7,509
Other comprehensive income (loss), net				113		113
Common stock issued to ESOP	15	413				428
Common stock issued through dividend reinvestment	21	694				715
Cash dividends			(3,932)			(3,932)
Balances at Dec. 31, 2017	5,362	47,895	72,694	(878)	(15,712)	109,361
Net income			11,944			11,944
Other comprehensive income (loss), net				(1,084)		(1,084)
Common stock issued to ESOP	7	288				295
Common stock issued through dividend reinvestment	31	1,294				1,325
Cash dividends			(3,967)			(3,967)
Balances at Dec. 31, 2018	5,400	49,477	80,844	(2,135)	(15,712)	117,874
Amount reclassified out of accumulated other comprehensive income (loss) per ASU 2018-02			173	(173)
Net income			9,907			9,907
Other comprehensive income (loss), net				2,663		2,663
Common stock issued to ESOP	8	320				328
Common stock issued through dividend reinvestment	39	1,368				1,407
Cash dividends			(4,000)			(4,000)
Balances at Dec. 31, 2019	$ 5,447	$ 51,165	$ 86,751	$ 528	$ (15,712)	$ 128,179